STI CLASSIC VARIABLE TRUST
(the “Trust”)
Supplement dated August 1, 2007
to the Prospectuses dated May 1, 2007
Effective August 1, 2007, this Supplement supersedes any information to the contrary in the Prospectuses.
BISYS Fund Services Limited Partnership (“BISYS LP”), the distributor to the Trust, was re-named Foreside Distribution Services, L.P. (“Foreside”) in connection with the acquisition of BISYS LP by Foreside Distributors LLC. The principal business address of Foreside is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.
The mailing address to be used to obtain a copy of the Trust’s SAI, Annual or Semi-Annual Reports, or more information is: STI Classic Variable Trust, 3435 Stelzer Road, Columbus, OH 43219.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STI CLASSIC VARIABLE TRUST
(the “Trust”)
Supplement dated August 1, 2007
to the Statement of Additional Information dated May 1, 2007
Effective August 1, 2007, this Supplement supersedes any information to the contrary in the Statement of Additional Information.
BISYS Fund Services Ohio, Inc. (“BISYS”), the administrator, fund accounting agent, transfer agent and dividend paying agent to the Trust, was re-named Citi Fund Services, Ohio, Inc. (“CFSO”) in connection with the acquisition of the BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. (“Citi”). CFSO and its affiliates provide administration services to other investment companies.
BISYS Fund Services Limited Partnership (“BISYS LP”), the distributor to the Trust, was re-named Foreside Distribution Services, L.P. (“Foreside”) in connection with the acquisition of BISYS LP by Foreside Distributors LLC. In addition, the Board of Trustees approved a Distribution Agreement with Foreside, which assumed certain services provided by BISYS LP. The Distribution Agreement is effective on August 1, 2007 and will continue in effect until August 31, 2007, the termination date of the prior distribution agreement in place with BISYS LP. The principal business address of Foreside is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Foreside is not affiliated with Citi or CFSO.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.